Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2014 and 2015 are as follows:

	Yen in millions
	March 31, 2014
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	348,832	274,835	—	623,667	623,667	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,244,053	—	1,244,053	24,822	1,219,231	—	—
Japanese local government bonds	—	63,131	—	63,131	1,491	61,640	—	—
Japanese corporate bonds	—	168,240	1,011	169,251	58,661	110,590	—	—
Foreign government bonds	3,027	28,227	—	31,254	1,134	30,120	—	—
Foreign corporate bonds	—	444,128	6,807	450,935	113,501	337,434	—	—
Equity securities	175,931	86	—	176,017	—	176,017	—	—
Other investments*1	8,031	3,612	75,837	87,480	—	87,480	—	—
Derivative assets*2	—	11,887	—	11,887	—	—	10,863	1,024

Total assets	535,821	2,238,199	83,655	2,857,675	823,276	2,022,512	10,863	1,024

Liabilities:
Derivative liabilities*2	—	30,549	—	30,549	—	—	15,155	15,394

Total liabilities	—	30,549	—	30,549	—	—	15,155	15,394

	Yen in millions
	March 31, 2015
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	452,830	311,643	—	764,473	764,473	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,222,094	—	1,222,094	3,124	1,218,970	—	—
Japanese local government bonds	—	66,891	—	66,891	1,474	65,417	—	—
Japanese corporate bonds	—	105,363	3,506	108,869	27,030	81,839	—	—
Foreign government bonds	2,861	38,593	—	41,454	136	41,318	—	—
Foreign corporate bonds	—	455,357	9,491	464,848	139,540	325,308	—	—
Equity securities	199,874	118	—	199,992	—	199,992	—	—
Other investments*1	9,306	4,606	74,641	88,553	—	88,553	—	—
Derivative assets*2	—	30,407	—	30,407	—	—	29,951	456

Total assets	664,871	2,235,072	87,638	2,987,581	935,777	2,021,397	29,951	456

Liabilities:
Derivative liabilities*2	612	47,712	—	48,324	—	—	23,092	25,232

Total liabilities	612	47,712	—	48,324	—	—	23,092	25,232

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2014 and 2015 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2014
	Assets
	Available-for-sale securities		Other Investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds
Beginning balance	2,214	20,752	76,892
Total realized and unrealized gains (losses):
Included in earnings*1	—	335	4,184
Included in other comprehensive income (loss)*2	—	15	2,699
Purchases	—	7,199	829
Settlements	—	(6,138)	(8,456)
Transfers into level 3*3	—	1,030	—
Transfers out of level 3*4	(1,203)	(12,698)	—
Other	—	(3,688)	(311)

Ending balance	1,011	6,807	75,837

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	(70)	3,755

	Yen in millions
	Fiscal year ended March 31, 2015
	Assets
	Available-for-sale securities		Other Investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds
Beginning balance	1,011	6,807	75,837
Total realized and unrealized gains (losses):
Included in earnings*1	—	522	1,397
Included in other comprehensive income (loss)*2	(5)	593	153
Purchases	2,500	15,222	522
Settlements	—	(4,653)	(3,268)
Transfers out of level 3*4	—	(9,000)	—

Ending balance	3,506	9,491	74,641

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	—	1,397

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Assets and Liabilities Remeasured at Fair Value on a Nonrecurring Basis

During the fiscal years ended March 31, 2014 and 2015, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2014
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	57,236	(72,724)
Goodwill impairments	—	—	0	(13,264)

				(85,988)

	During the fiscal year ended March 31, 2015
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	768	(18,926)
Goodwill impairments	—	—	0	(177,135)

				(196,061)

Estimated Fair Values of Financial Instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2014
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,041,166	—	1,041,166	949,300

Total assets	—	1,041,166	—	1,041,166	949,300

Liabilities:
Long-term debt including the current portion	—	1,315,539	—	1,315,539	1,182,566
Investment contracts included in policyholders’ account in the life insurance business	—	480,012	—	480,012	509,880

Total liabilities	—	1,795,551	—	1,795,551	1,692,446

	Yen in millions
	March 31, 2015
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,181,554	—	1,181,554	1,074,386

Total assets	—	1,181,554	—	1,181,554	1,074,386

Liabilities:
Long-term debt including the current portion	—	878,609	—	878,609	871,604
Investment contracts included in policyholders’ account in the life insurance business	—	586,331	—	586,331	591,951

Total liabilities	—	1,464,940	—	1,464,940	1,463,555